Shareholder Report, Holdings (Details) - Peerless Option Income Wheel ETF [Member]	Mar. 31, 2025
iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
SPDR S&P Regional Banking ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
ARK Innovation ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Industrial Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
VanEck Semiconductor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
iShares Biotechnology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
iShares U.S. Home Construction ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Utilities Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.60%
U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%